Offerings	Feb. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	BDF Holding Corp. 2014 Stock Option Plan - Common Stock, $0.0001 par value per share
Amount Registered | shares	7,523,166
Proposed Maximum Offering Price per Unit	2.9697
Maximum Aggregate Offering Price	$ 22,341,546.07
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,085.37
Offering Note	1a. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Act") this Registration Statement also covers such additional shares of common stock, par value $0.0001 per share ("Common Stock") as may issued to prevent dilution from stock splits, stock dividends and similar transactions. 1b. Represents shares of Common Stock issuable upon exercise or settlement of awards previously granted under the BDF Holding Corp. 2014 Stock Option Plan (the "2014 Plan") that are outstanding as of the date of this Registration Statement. 1c. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Act. For the shares of Common Stock reserved for issuance upon the exercise of outstanding awards under the 2014 Plan, the Proposed Maximum Offering Price Per Share is $2.9697 per share, which is the weighted average exercise price (rounded to the nearest cent) of the outstanding awards under the 2014 Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Bob's Discount Furniture, Inc. 2026 Equity Incentive Plan - Common Stock, $0.0001 par value per share
Amount Registered | shares	13,036,706
Proposed Maximum Offering Price per Unit	17.40
Maximum Aggregate Offering Price	$ 226,838,684.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 31,326.42
Offering Note	See note 1a. 2a. Represents shares of Common Stock reserved for issuance upon exercise of options or in respect of other awards under the Bob's Discount Furniture, Inc. 2026 Equity Incentive Plan (the "2026 Plan") (inclusive of shares subject to awards granted under the 2014 Plan prior to the date hereof). The 2026 Plan includes an "evergreen" provision, which provides that on January 1st of each year beginning in 2027, the number of shares of Common Stock available for issuance under the 2026 Plan will automatically increase in an amount equal to the lesser of (i) four percent (4%) of the number of shares of Common Stock outstanding as of the close of business on the immediately preceding December 31 and (ii) the number of shares of Common Stock determined by the board of directors of the Registrant on or prior to such date for such year. 2b. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) under the Act based on the average of the high and low prices of the registrant's Common Stock as reported on the New York Stock Exchange on February 6, 2026 to be $18.32 and $16.47, respectively.